Financial Instruments	9 Months Ended
Sep. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments	FINANCIAL INSTRUMENTS
Fair values
We recognize our fair value estimates using a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on reliability of inputs used to determine fair value as follows:

Level 1: Quoted market prices in active markets for identical assets and liabilities.
Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data.
Level 3: Unobservable inputs that are not corroborated by market data.

The carrying values and estimated fair values of our financial instruments at September 30, 2025 and December 31, 2024 are as follows:

		September 30, 2025		December 31, 2024
(in thousands of $)	Fair value hierarchy	Carrying value	Fair value	Carrying value	Fair value
Non-Derivatives:
Cash and cash equivalents (1) (2)	Level 1	611,176	611,176	566,384	566,384
Restricted cash and short-term deposits (1) (3)	Level 1	66,411	66,411	150,198	150,198
Trade accounts receivable and accrued income (3) (4)	Level 1	52,439	52,439	29,667	29,667
Interest receivable from money-market deposits and bank accounts (3)	Level 1	4,810	4,810	2,053	2,053
Receivable from IRS derivatives (3)	Level 1	1,371	1,371	1,745	1,745
Trade accounts payable (3) (5)	Level 1	(47,791)	(47,791)	(198,906)	(198,906)
Current portion of long-term debt and short-term debt (3) (6) (7)	Level 2	(312,517)	(312,517)	(337,299)	(337,299)

		September 30, 2025		December 31, 2024
(in thousands of $)	Fair value hierarchy	Carrying value	Fair value	Carrying value	Fair value
Current portion of long-term debt - 2021 Unsecured Bonds (6) (8)	Level 1	(189,696)	(189,744)	(189,642)	(191,147)
Long-term debt (6) (7)	Level 2	(568,750)	(568,750)	(948,000)	(948,000)
Long-term debt - 2024 Unsecured Bonds (6) (8)	Level 1	(300,000)	(302,988)	—	—
Long-term debt - 2025 Convertible Bonds (6) (9)	Level 2	(575,000)	(581,026)	—	—
Derivatives:
Oil and gas derivative instruments (10)	Level 2	33,279	33,279	105,828	105,828
Asset on IRS derivatives (11)	Level 2	19,705	19,705	33,417	33,417
(1) These instruments carrying value are highly liquid and deemed reasonable estimates of fair value.

(2) Included within cash and cash equivalents of $611.2 million and $566.4 million are $499.7 million and $301.8 million held in short-term money-market deposits as of September 30, 2025 and December 31, 2024, respectively. During the nine months ended September 30, 2025 and 2024, we earned interest income on short-term money-market deposits of $21.8 million and $18.6 million, respectively.

(3) These instruments are considered to be equal to their estimated fair value because of their near term maturity.

(4) As of September 30, 2025, trade receivables and accrued income totaled to $52.4 million, primarily relates to amounts due from bp under the Gimi LOA. bp is a publicly listed, investment-grade counterparty with no prior history of default. Accordingly, we consider the credit risk associated with this balance to be remote.

As of December 31, 2024, trade receivables and accrued income totaled to $29.7 million, primarily relate to services invoiced under the LTA. As of September 30, 2025, receivables related to the LTA were presented as “Amounts due from related parties” as Naria Inc., a Perenco-affiliated entity and our largest shareholder, held beneficial ownership of 10.04%, thereby meeting the definition of a principal owner under the related party classification.

(5) As of September 30, 2025, trade payables primarily comprised of amounts payable related to the FLNG Gimi and MKII FLNG projects of $2.3 million and $29.0 million, respectively (December 31, 2024: $80.9 million and $100.2 million, respectively).

(6) Our debt obligations are recorded at amortized cost. The amounts presented in the table above are gross of the deferred financing costs of $28.6 million and $22.7 million at September 30, 2025 and December 31, 2024, respectively.

(7) The estimated fair values for both the floating long-term debt and short-term debt are considered to be equal to the carrying value since they bear variable interest rates, which are adjusted on a quarterly basis.

(8) The estimated fair values of our 2021 and 2024 Unsecured Bonds are based on their quoted market prices as of the balance sheet date. In March 2025, following the listing of our 2024 Unsecured Bonds on the Oslo Børs, the fair value hierarchy transferred from Level 2 to Level 1.

(9) The estimated fair value of our 2025 Convertible Bonds reflects observable market inputs and is classified as Level 2 in the fair value hierarchy (note 15).

(10) The fair value of the oil and gas derivative instruments is determined using the estimated discounted cash flows of the additional payments due to us as a result of oil and gas prices moving above the contractual floor price over the remaining term of the LTA. Significant inputs used in the valuation of the oil and gas derivative instruments include the Euro/U.S. Dollar exchange rates based on the forex forward curve for the gas derivative instrument and management’s estimate of an appropriate discount rate and the length of time necessary to blend the long-term and short-term oil and gas prices obtained from quoted prices in active markets.

(11) The fair value of certain derivative instruments is the estimated amount that we would receive or pay to terminate the agreements at the balance sheet date, taking into account current interest rates, foreign exchange rates, closing quoted market prices and our creditworthiness and that of our counterparties. The credit exposure of certain derivative instruments is represented by the fair value of contracts with a positive value at the end of each period, reduced by the effects of master netting arrangements.

(12) The following methods and assumptions were used to estimate the fair value of our other classes of financial instruments:

•the carrying values of loan receivables and working capital facilities approximate fair values because of the near-term maturity of these instruments (notes 11, 17 and 20). These instruments are classified within Level 1 of the fair value hierarchy.
As of September 30, 2025, we were party to the following interest rate swap transactions involving the payment of fixed rates in exchange for SOFR as summarized below:

Instrument	Notional value (in thousands of $)	Maturity date	Fixed interest rates
Interest rate swaps:
Receiving floating, pay fixed	387,917	November 2029	1.93%